Description of Business and Segmented Disclosures - Schedule of Geographical Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 20,844	$ 17,043	$ 11,006
Non-Current Assets	31,819	35,612
Canada [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	11,695	9,723	4,978
Non-Current Assets	27,644	31,756
United States [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	9,149	7,320	$ 6,028
Non-Current Assets	$ 4,175	$ 3,856